CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 70,402	$ 50,449	$ 15,752,704
Other receivables, net	$ 4,182,706	4,704,455
Inventories	17,545,153
Total current assets	39,282,300	21,532,070
Non-current assets:
Property, plant and equipment, net	3,544,751	3,817,015
Total non-current assets	9,980,538	12,744,788
Total assets	49,262,838	34,276,858
LIABILITIES
Other payables and accrued liabilities	4,027,883	9,014,057
Other payables - related party		22,643
Short-term loans	273,713	473,825
Convertible notes payable		1,393,499
Total current liabilities	5,664,392	17,408,208
Non-current liabilities	2,976,371	2,339,311
Total liabilities	8,640,763	19,747,519
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01 par value, 100,000,000 shares authorized, 58,398,281, 9,894,734, shares issued and outstanding as of December 31, 2023 and 2022 respectively	583,982	98,947
Additional paid-in capital	93,828,090	44,145,826
Statutory reserves	2,143,252	2,143,252
Retained earnings	56,832,015	35,113,598
Accumulated other comprehensive losses	898,766	834,513
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	40,622,075	12,108,940
Non-controlling interests		2,420,399
Total equity	40,622,075	14,529,339	17,650,206	58,949,708
Total liabilities and shareholders’ equity	49,262,838	34,276,858
Revenues	73,686,733	2,195,954	12,139,500
Cost of sales	(72,532,882)	(958,438)	(5,782,664)
Gross profit	1,153,851	1,237,516	6,356,836
Operating expenses:
General and administrative expenses	(13,766,487)	(6,224,674)	(31,335,421)
Research and development	(2,570,158)	(2,734,982)	(11,233,806)
Other income (expenses):
Translation adjustment from continued operation	199,032	1,883,571	(651,272)
Translation adjustment from discontinued operation	263,285	258,828	66,288
COMPREHENSIVE (LOSS) INCOME	2,420,399	40,025	2,918,680
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	(21,654,164)	(11,029,824)	(59,337,060)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income from continued operation	29,107,727	9,123,054	51,492,816
Changes in operating assets and liabilities:
Other receivables	(1,208,861)	385,779	24,850,497
Inventories	(17,545,153)	116,115	(41,460)
Other payables and accrued liabilities	4,986,175	(92,607)	(5,179,130)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(3,429)	(140,962)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash used in financing activities	36,090,179	10,211,837	9,098,477
EFFECT OF EXCHANGE RATE ON CASH	210,505	(1,319,437)	1,439,535
CASH AND CASH EQUIVALENTS, beginning of year	70,402	50,449	15,752,704
CASH AND CASH EQUIVALENTS, end of year		70,402	50,449
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	76,535	135,562
Restricted cash	1,587	1,129
Parent Company [Member]
Current assets:
Cash and cash equivalents	23,107	6,791	8,758	$ 712,894
Account receivables, net	15,090,224
Other receivables, net	4,299,894	3,524,253
Inventories	17,178,241
Total current assets	36,591,466	3,531,044
Non-current assets:
Property, plant and equipment, net	3,526,773	3,731,963
Investment in subsidiaries	1,961,211	17,619,903
Total non-current assets	5,487,984	21,351,866
Total assets	42,079,450	24,882,910
LIABILITIES
Other payables and accrued liabilities	622,425	8,041,502
Other payables - related party		3,799
Short-term loans
Convertible notes payable
Total current liabilities	622,425	8,045,301
Non-current liabilities	834,950	2,308,270
Total liabilities	1,457,375	10,353,571
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01 par value, 100,000,000 shares authorized, 58,398,281, 9,894,734, shares issued and outstanding as of December 31, 2023 and 2022 respectively	583,983	98,947
Additional paid-in capital	93,828,090	44,145,826
Statutory reserves	2,143,252	2,143,252
Retained earnings	(56,832,015)	(35,113,598)
Accumulated other comprehensive losses	898,766	834,513
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	40,622,075	12,108,940
Non-controlling interests		2,420,399
Total equity	40,622,075	14,529,339
Total liabilities and shareholders’ equity	42,079,450	24,882,910
Revenues	15,152,777
Cost of sales	(13,901,688)
Gross profit	1,251,089
Operating expenses:
General and administrative expenses	(2,195,689)	(2,621,808)	(1,169,384)
Research and development	(2,438,520)	(2,278,990)
Impairment loss	(12,600,000)
Other income (expenses):
(Interest expense)/interest income	(146,322)	(100,314)	(169,366)
Other finance expenses	(60,032)	(6,998)	(10,442)
Equity income of subsidiaries and VIEs from continue operation	(12,918,251)	(4,114,945)	(50,143,624)
Equity income of subsidiaries and VIEs from discontinued operation	7,389,310	(282,027)	(8,561,804)
NET (LOSS) INCOME	(21,718,417)	(9,405,081)	(60,054,620)
Translation adjustment from continued operation	(199,032)	(1,883,571)	651,272
Translation adjustment from discontinued operation	263,285	258,828	66,288
COMPREHENSIVE (LOSS) INCOME	(21,654,164)	(11,029,824)	(59,337,060)
Less: Comprehensive income attributable to non-controlling interest	(2,420,399)	(40,025)	(2,918,680)
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	(19,233,765)	(10,989,799)	56,418,380
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income from continued operation	(29,107,727)	(9,123,054)	(51,492,816)
Adjustments to reconcile net income to cash used in operating activities:
Impairment loss of inventory	12,600,000
Equity income of subsidiaries and VIEs	12,918,251	4,114,945	50,143,624
Changes in operating assets and liabilities:
Depreciation of property and equipment	205,190	205,259	205,398
Other receivables	(15,865,859)	(3,319,855)	395,600
Inventories	(17,178,241)
Other payables and accrued liabilities	(7,419,077)	(323,274)	5,869,181
Net cash used in operating activities	(43,847,463)	(8,445,980)	5,120,987
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	7,773,600
Investment in subsidiary		(1,767,824)	(14,923,600)
Net cash used in investing activities	7,773,600	(1,767,824)	(14,923,600)
CASH FLOWS FROM FINANCING ACTIVITIES:
Underwriter’s partial exercise of over-allotment option, net of issuance costs	37,567,299	7,908,956	12,830,780
Other payables related party	(3,799)	(5,389)	5,880
Repayment of short-term loans			(2,998,994)
Proceeds from long-term loans - related party		914,771
Repayment of long-term loans - related party	(79,821)
Repayment of convertible payables	(1,393,499)		(739,189)
Proceeds from convertible payables		1,393,499
EFFECT OF EXCHANGE RATE ON CASH
NET CHANGES IN CASH AND CASH EQUIVALENTS	16,316	(1,967)	(704,136)
CASH AND CASH EQUIVALENTS, beginning of year	6,791	8,758	712,894
CASH AND CASH EQUIVALENTS, end of year	23,107	6,791	8,758
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	23,107	6,791	8,758
Restricted cash
CASH AND CASH EQUIVALENTS, end of year	$ 23,107	$ 6,791	$ 8,758